Impairment of long-lived assets (Details) $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Impairment Of Long-Lived Assets [Line Items]
Loss on impairment of long-lived assets	$ 152	$ 1,230
Discount rate | Discounted cash flow
Impairment Of Long-Lived Assets [Line Items]
Long-lived assets, measurement input	0.118	0.128